Acquisitions - Summary of Purchase Consideration and Preliminary Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 22, 2021	Sep. 01, 2021	Jun. 18, 2021	Jun. 08, 2021
IMC
Business Acquisition [Line Items]
Cash				$ 14,842
Accounts receivable				21,298
Other current assets				1,446
Property, plant & equipment				6,198
Intangible assets				34,121
Other assets				448
Accounts payable and accrued expenses				(8,793)
Long-term debt				(197)
Other long term liabilities				(1,898)
Net Assets Acquired				67,465
Excess of Consideration over Net Assets Acquired				302,240
Total Consideration				$ 369,705
SMA Entities
Business Acquisition [Line Items]
Cash			$ 73
Accounts receivable			1,830
Property, plant & equipment			178
Intangible assets			9,404
Other assets			29
Accounts payable and accrued expenses			(178)
Net Assets Acquired			11,336
Excess of Consideration over Net Assets Acquired			45,691
Total Consideration			$ 57,027
DNF
Business Acquisition [Line Items]
Accounts receivable		$ 3,732
Property, plant & equipment		3,520
Intangible assets		15,329
Other assets		65
Net Assets Acquired		22,646
Excess of Consideration over Net Assets Acquired		91,544
Total Consideration		$ 114,190
Advantis
Business Acquisition [Line Items]
Accounts receivable	$ 242
Property, plant & equipment	18
Intangible assets	1,064
Other assets	20
Net Assets Acquired	1,344
Excess of Consideration over Net Assets Acquired	9,628
Total Consideration	10,972
Business Intelligence & Analytics LLC
Business Acquisition [Line Items]
Intangible assets	289
Net Assets Acquired	289
Excess of Consideration over Net Assets Acquired	4,835
Total Consideration	$ 5,124